Accounts Receivable Financing Program - Additional Information (Detail) - 2012 ABS Facility [Member] - USD ($)	Oct. 01, 2016	Jan. 02, 2016	Dec. 27, 2014
Accounts, Notes, Loans and Financing Receivable [Line Items]
Cash collateral held	$ 0	$ 0	$ 0
Accounts receivable	$ 1,008,000,000	$ 933,000,000	$ 941,000,000